Defiance Daily Target 2X Long RKT ETF
Schedule of Investments
January 31, 2026 (Unaudited)

MONEY MARKET FUNDS - 27.5%	Shares	Value
First American Government Obligations Fund - Class X, 3.61% (a)(b)	377,164	$377,164
TOTAL MONEY MARKET FUNDS (Cost $377,164)		377,164

TOTAL INVESTMENTS - 27.5% (Cost $377,164)		377,164
Other Assets in Excess of Liabilities - 72.5%		996,107
TOTAL NET ASSETS - 100.0%		$1,373,271

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized yield as of January 31, 2026.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

Defiance Daily Target 2X Long RKT ETF
Schedule of Total Return Swap Contracts
January 31, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Rocket Cos., Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 10.00%	Termination(a)	09/08/2028	$670,062	$0
Rocket Cos., Inc.	Clear Street LLC	Receive	OBFR + 2.00%	Termination(b)	02/22/2028	693,461	(181,678)
Rocket Cos., Inc.	Marex Capital Markets Inc.	Receive	OBFR + 3.00%	Monthly(b)	01/16/2029	563,540	0
Rocket Cos., Inc.	National Bank of Canada Financial, Inc.	Receive	OBFR + 25.00%	Termination(c)	01/31/2033	26,895	(4,406)
Rocket Cos., Inc.	Nomura Securities International, Inc.	Receive	OBFR + 9.00%	Termination(a)	01/12/2029	788,920	0
Net Unrealized Appreciation (Depreciation)						0	$(186,084)

There are no upfront payments or receipts associated with total return swaps in the Fund as of January 31, 2026.

OBFR - Overnight Bank Funding Rate was 3.63% as of January 31, 2026.

(a)	Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination.
(b)
Financing reset of the swap is effective on the last day of each month. Equity reset of the swap is effective on termination, but also periodically throughout the term based on predetermined notional thresholds.

(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also periodically throughout the term based on predetermined notional thresholds.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Defiance Daily Target 2X Long RKT ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Money Market Funds	$377,164	$–	$–	$377,164
Total Investments	$377,164	$–	$–	$377,164

Other Financial Instruments:
Total Return Swaps *	$–	$0	$–	$0
Total Other Financial Instruments	$–	$0	$–	$0

Liabilities:
Other Financial Instruments:
Total Return Swaps *	$–	$(186,084)	$–	$(186,084)
Total Other Financial Instruments	$–	$(186,084)	$–	$(186,084)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of January 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.